Operations	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Operations
1.	Operations
Azul S.A. (“Azul”) is a corporation headquartered at Av. Marcos Penteado de Ulhôa Rodrigues, 939, in the city of Barueri, in the state of São Paulo, Brazil. Azul was incorporated on January 3, 2008 and is a holding company for providers of airline passenger and cargo services. Azul and its subsidiaries are collectively referred to as the “Company”.
Azul Linhas Aéreas Brasileiras S.A. (“ALAB”), a 100% owned subsidiary incorporated on January 3, 2008, has operated passenger and cargo air transportation in Brazil since beginning operations on December 15, 2008. Canela Investments LLC (“Canela”), a 100% owned special purpose entity, headquartered in the state of Delaware, United States of America, was incorporated on February 28, 2008, to acquire aircraft outside of Brazil and lease them to ALAB.
The Company’s shares are traded on the BM&FBOVESPA and American Depositary Share (“ADS”) on the New York Stock Exchange (“NYSE”).
The consolidated financial statements are comprised of the individual financial statements of the entities as presented below:

			% equity interest
Entities	Main activities	Country of incorporation	December 31, 2019	December 31, 2018
Azul Linhas Aéreas Brasileiras S.A. (ALAB)	Airline operations	Brazil	100.0%	100.0%
Azul Finance LLC (a)	Aircraft financing	United States	100.0%	100.0%
Azul Finance 2 LLC (a)	Aircraft financing	United States	100.0%	100.0%
Blue Sabiá LLC (a)	Aircraft financing	United States	100.0%	100.0%
ATS Viagens e Turismo Ltda. (a)	Package holidays	Brazil	99.9%	99.9%
Azul SOL LLC (a)	Aircraft financing	United States	100.0%	100.0%
Azul Investment LLP (a)	Group financing	United States	100.0%	100.0%
Fundo Garoupa (b)	Exclusive investment fund	Brazil	100.0%	100.0%
Fundo Safira (a)	Exclusive investment fund	Brazil	100.0%	100.0%
Canela Investments LLC (Canela) (a) (c)	Aircraft financing	United States	100.0%	100.0%
Canela 336 LLC (d) (h)	Aircraft financing	United States	—	100.0%
Canela 407 LLC (d)	Aircraft financing	United States	100.0%	100.0%
Canela 429 LLC (d)	Aircraft financing	United States	100.0%	100.0%
Canela Turbo Three LLC (d)	Aircraft financing	United States	100.0%	100.0%
Daraland S.A. (a)	Holding	Uruguay	100.0%	100.0%
Encenta S.A. (Azul Uruguai) (e)	Airline operations	Uruguay	100.0%	100.0%
TudoAzul S.A.	Loyalty programs	Brazil	100.0%	100.0%
Cruzeiro Participações S.A	Participation in others societies	Brazil	99.9%	99.9%
Global AzulAirProjects, SGPS, S.A. (Global) (g)	Participation in others societies	Portugal	45.45%	—

(a)	Azul’s investment is held indirectly through ALAB.
(b)	Azul’s investment is held 4% directly and 96% through ALAB.
(c)	Transfer of ownership from Azul to ALAB on December 1, 2017.
(d)	ALAB’s investments are held indirectly through Canela.
(e)	Investments are held indirectly through Daraland.
(f)	Subsidiary incorporated on February 6, 2018.
(g)	The shares held by HACAIL were transferred to Global on July 1, 2019.
(h)	Subsidiary ended August 15, 2019

As of December 31, 2019, the Company had a negative equity of R$3,519,174 (December 31, 2018 - R$1,150,038) and net current liabilities
of R$2,723,289 (December 31, 2018 - R$1,519,560). The change
s
are
 mainly due to:

•	Full retrospective adoption of IFRS 16 - Leases, with an impact of R$4,313,738 as of December 31, 2018 in total equity .

•
The impairment of 53 Embraer E195 aircraft and associated assets, due to the acceleration of the transformation of the Company’s fleet, with a negative impact of R$2,873,157 in statement of income (loss) in the year ended December 31, 2019.

As a result of the COVID-19 global pandemic which is affecting the economy on a global scale, the Company has implemented a number of measures to reduce costs to reflect the slowdown in the Brazilian economy while preserving its cash position, including:

i)	capacity adjustments by reducing total capacity by over 90% compared to plan;

ii)
fixed costs reduction through a 50% pay cut for executive officers and directors and a 25% salary reduction for managers and the launch of a successful leave of absence program with adhesion of over 10,000 crewmembers;

iii)	suspension of aircraft deliveries during 2020; and

iv)
active management of all areas of working capital, elimination of non-critical capital expenditures, renegotiation of payment terms with all commercial partners and the discussion of new credit facilities with financial institutions, in particular with the Brazilian Development Bank (BNDES), who announced a support package worth R$10 billion in credit lines for the Brazilian airline sector.

The Company anticipates that these initiatives to obtain additional sources of liquidity, along with measures to contain operational expenses and non-essential capital expenditures outflows, will provide resources to endure a prolonged downturn in demand. Management constantly evaluates the profitability of its operations and its financial position, acting in a solid and timely manner to adapt to the evolving circumstances triggered by governmental regulations and market dynamics in the face of the COVID-19 pandemic.
Acceleration of fleet transformation
In 2019, management approved the Embraer E195 phase-out plan, including the sublease of 53 E195 aircraft, following Azul’s strategy to accelerate the replacement of its entire domestic fleet of E195 jets with larger, next-generation E2 aircraft that are more fuel-efficient due to new engine technology. This change to the intended use of the aircraft has triggered an impairment review.
A
non-financial
asset is impaired if its carrying amount exceeds its recoverable amount.
Under IFRS 16, Azul capitalizes the right
-
of
-
use of all aircraft previously held under operating leases and depreciates the asset on a straight-line basis over the life of the underlying lease contract or the component useful economic life, whichever is shorter.
Azul applied the full retrospective transition approach on January 1, 2019, under which the comparative information from prior periods was restated. Upon transition, Azul recognized a right-of-use
asset representing its right to use the underlying asset and a corresponding lease liability that were initially measured at the present value of the future lease payments recognized at the historical dollar exchange rate and discount rate. The lease liability is updated at each reporting period to reflect the current exchange rate, whilst the right
-
of
-
use carrying value remains at historical rates, in accordance with IAS 21 – The effects of changes in foreign exchange rates.
Recoverable amount is the higher of value in use and fair value less costs of disposal. The value in use of the E195 aircraft and related parts and equipment affected by the acceleration plan was determined using cash flow projections from the phase-out plan approved by senior management covering a seven
-
year period. The main assumptions used in the analysis included:

•	Revenue from sublease contracts

•	Delivery and ongoing maintenance costs

•	Salvage value for finance lease and owned aircraft at the end of the sublease contracts

•	E xchange rate of R$4.004/US$1.00

•	US Dollar pre-tax discount rate of 10.6%
The fair value less cost to sell of the E195 fleet was determined using third party valuations and considering specific circumstances of the fleet such as aircraft age, maintenance requirements and condition resulting in a Level 3 classification in the fair value hierarchy.
As a result of the impairment analysis, the Company recorded an impairment of non current assets and right-of-use assets of R$2,032,207 recognized in “Depreciation, Amortization and Impairment”. In addition in accordance with IAS 36, an impairment charge is not fully allocated if the assets do not have sufficient book value to absorb the charge in its entirety. Consequently, for this portion not absorbed, an additional net cash provision for onerous contract totaling R$797,591 was recognized in “Other expenses” in the statements of net income (loss), with a corresponding entry to “Provisions” in the balance sheet.

Furthermore, additional assets and liabilities were adjusted to reflect the impact of the accelerated fleet transformation plan including: i) R$91,826 write
-
off of prepayments and maintenance reserves not expected to be recoverable; ii) R$27,999 provision against inventory parts; iii) R$76,466 reversal of sale and leaseback accrued gains since the carrying value of the aircraf
t
 was reduced to its recoverable value.
The total impact of the impairment
conside
ring the
related provisions and write
-
offs was R$54,211 per aircraft.
TwoFlex Acquisition
On February 21, 2020, our wholly-owned subsidiary, Azul Linhas Aéreas Brasileiras, and Two Taxi Aereo, “TwoFlex”, announced that they have entered into a certain Quota Purchase Agreement under which we agreed to acquire the Brazilian regional carrier TwoFlex for the total purchase price of R$123 million. TwoFlex is a domestic airline based in Jundiaĺ, Brazil, founded in 2013 and offers regular passenger and cargo service to 39 destinations in Brazil, of which only three regional destinations are currently being served by Azul. TwoFlex also holds 14 daily departure and arrival slots on the auxiliary runway of Congonhas, São Paulo’s downtown airport. Congonhas is a particularly coveted airport because of its proximity to São Paulo’s business districts. Currently, our two larger competitors, Gol and LATAM, control most of the flights in Congonhas. TwoFlex’s fleet is composed of 17 owned Cessna Caravan aircraft, a regional turboprop with a capacity of nine passengers. On March 27, 2020, the Brazilian Administrative Council for Economic Defense (CADE –
Conselho Administrativo de Defesa Econômica
) approved the acquisition without imposing further obligations for the parties. The parties are working towards the closing of the transaction, which we expect to occur in the near future.